Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
26.	ANALYSIS OF FINANCIAL ASSETS TO BE RECOVERED AND FINANCIAL LIABILITIES TO BE SETTLED
The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2025 and 2024:

12/31/2025	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	4,344,460,177
Debt securities at fair value through profit or loss		35,648,986	186,232,012	223,389,593	397,808,167	843,078,758	61,363,498	86,634,249	147,997,747
Derivative financial instruments		2,788,204	798,596	4,359,297		7,946,097
Repo transactions		181,151,259				181,151,259
Other financial assets	77,154,470	583,133,855	3,967,984	8,110,210		595,212,049		44,141,361	44,141,361
Loans and other financing (1)	27,248,728	3,859,982,174	1,176,887,132	1,421,293,374	1,282,801,374	7,740,964,054	1,112,023,836	1,828,078,405	2,940,102,241
Other debt securities		555,941,860	1,483,084	282,280,880	295,490,566	1,135,196,390	3,275,405,313	5,226,240	3,280,631,553
Financial assets delivered as guarantee	347,199,993
Equity instruments at fair value through profit or loss	30,235,591

Total assets	4,826,298,959	5,218,646,338	1,369,368,808	1,939,433,354	1,976,100,107	10,503,548,607	4,448,792,647	1,964,080,255	6,412,872,902

(1)	The amounts included in “without due date” are related to the non-performing portfolio.

12/31/2025	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Liabilities
Deposits	6,488,800,466	5,637,732,570	1,135,917,523	252,881,841	170,020,191	7,196,552,125	5,024,980	260,203	5,285,183
Liabilities at fair value through profit or loss		14,716,259				14,716,259
Derivative financial instruments		40,722	15,642	442,365		498,729
Other financial liabilities		1,736,672,988	3,836,594	3,122,841	6,766,049	1,750,398,472	12,815,285	25,425,303	38,240,588
Financing received from the BCRA and other financial institutions		41,726,706	57,547,539	52,932,395	790,038	152,996,678	246,476		246,476
Issued corporate bonds				1,360,618		1,360,618		756,223,959	756,223,959
Subordinated corporate bonds				6,106,782	581,925,382	588,032,164

Total liabilities	6,488,800,466	7,430,889,245	1,197,317,298	316,846,842	759,501,660	9,704,555,045	18,086,741	781,909,465	799,996,206

12/31/2024	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	3,539,501,670
Debt securities at fair value through profit or loss		24,332,938	192,211,898	584,383,542	66,167,945	867,096,323	103,686,963	138,164,093	241,851,056
Derivative financial instruments		23,139,346	1,075,989	1,152,226		25,367,561
Other financial assets	125,535,877	523,402,054	129,960	11,084,335		534,616,349		60,923,418	60,923,418
Loans and other financing (1)	1,895,095	2,967,504,058	785,165,123	889,623,547	883,355,501	5,525,648,229	846,751,060	1,257,718,523	2,104,469,583
Other debt securities		94,282,980	555,271,479	91,255,030	85,856,124	826,665,613	38,744,088	3,246,632,057	3,285,376,145
Financial assets delivered as guarantee	294,759,936	30,291,314				30,291,314
Equity instruments at fair value through profit or loss	11,472,381

Total assets	3,973,164,959	3,662,952,690	1,533,854,449	1,577,498,680	1,035,379,570	7,809,685,389	989,182,111	4,703,438,091	5,692,620,202

Liabilities
Deposits	7,234,626,369	3,171,889,636	473,566,707	117,452,765	82,245,905	3,845,155,013	168,371	15,447	183,818
Liabilities at fair value through profit or loss		9,449,740				9,449,740
Derivative financial instruments		379,009	593,459	548,638	217,446	1,738,552
Repo transactions		24,937,296				24,937,296
Other financial liabilities		1,327,288,142	3,077,845	2,468,370	3,718,181	1,336,552,538	6,052,011	14,815,003	20,867,014
Financing received from the BCRA and other financial institutions		24,383,769	21,732,687	10,475,735	125,020	56,717,211	241,189	229,388	470,577
Issued corporate bonds			65,568		19,390,175	19,455,743
Subordinated corporate bonds				8,357,641		8,357,641	541,089,237		541,089,237

Total liabilities	7,234,626,369	4,558,327,592	499,036,266	139,303,149	105,696,727	5,302,363,734	547,550,808	15,059,838	562,610,646

(1)	The amounts included in “without due date” are related to the non-performing portfolio.